Risk/Return Detail Data - VIPStockSelectorPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Stock Selector Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Stock Selector Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate	51.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. Investing in either "growth" stocks or "value" stocks or both. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	12.54%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(17.24%)
Performance Table Heading	Average Annual Returns
Performance Table Market Index Changed	Effective January 1, 2025, the fund began comparing its performance to the S&P 500 ® Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 ® Index conforms more closely to the fund's investment policies.
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | VIP Stock Selector Portfolio - Initial Class
Risk/Return:
Management fee	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.50%
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628
Annual Return, Inception Date	Oct. 21, 2021
2022	(19.42%)
2023	27.23%
2024	19.70%
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | VIP Stock Selector Portfolio - Service Class
Risk/Return:
Management fee	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[2]
Total annual operating expenses	0.60%
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750
Annual Return, Inception Date	Oct. 21, 2021
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | VIP Stock Selector Portfolio - Service Class 2
Risk/Return:
Management fee	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.75%
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930
Annual Return, Inception Date	Oct. 21, 2021
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | Return Before Taxes | VIP Stock Selector Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	19.70%
Since Inception	7.19%	[3]
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | Return Before Taxes | VIP Stock Selector Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	19.60%
Since Inception	7.09%	[4]
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | Return Before Taxes | VIP Stock Selector Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	19.44%
Since Inception	6.93%	[5]
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | MS185
Risk/Return:
Label	MSCI U.S. Investable Market 2500 Index
Past 1 year	23.82%
Since Inception	8.69%
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Since Inception	10.05%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.
[3]	A From October 21, 2021 .
[4]	B From October 21, 2021 .
[5]	C From October 21, 2021 .